Income Tax (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Abstract]
Tax rate	24.00%	25.00%	26.50%
Tax expense (benefit) at statutory rate	$ (642,090)	$ (163,365)	$ (216,913)
Tax rate differential	28,057	(55,376)	0
Decrease in taxes from permanent differences in stock-based compensation	27,301	52,545	58,098
Decrease in taxes from permanent difference in warrants liabilities	304,254	29,394	9,325
Loss carryforwards-change in valuation allowance	282,478	136,802	149,490
Income tax expense (benefit)